Note H - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE H — RELATED PARTY TRANSACTIONS

From time to time, we may acquire or sell investments in real estate loans from/to our manager or other related parties. Pursuant to the terms of our Management Agreement, such acquisitions and sales are made without any mark up or mark down. No gain or loss is recorded on these transactions, as it is not our intent to make a profit on the purchase or sale of such investments. The purpose is generally to diversify our portfolio by syndicating loans, thereby providing us with additional capital to make additional loans.

Transactions with the Manager

Our manager is entitled to receive from us an annual management fee of up to 0.25% of our aggregate capital contributions received by us and Fund II from the sale of shares or membership units, paid monthly. The amount of management fees paid to our manager for the nine months ended September 30, 2012 and 2011 were $0.8 million, during each period.

As of September 30, 2012 and December 31, 2011, our manager owned 92,699 of our common shares, representing approximately 0.77% of our total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, we had receivables from our manager of approximately $19,000.

During January 2012, we paid our manager approximately $550,000 of management fees for services to be performed from January through June 2012. As of September 30, 2012, there is no prepaid balance. A discount of 7% has been applied to the July 2012 payment.

Integrated Financial Associates, Inc. (“IFA”) entered into an Intercreditor Agreement (“Intercreditor Agreement”) with us in connection with a note of $23.1 million (the “Note”) of which our portion was $3.0 million. Pursuant to the Intercreditor Agreement, in the event that our interest in the Note was not repaid in full, IFA would be responsible to pay a monthly fee equal to one percent of the unpaid amount plus interest at the rate of 15% per annum. We are to receive the 15% interest per annum and our Manager has a claim to the monthly fee equal to one percent of the unpaid amount. IFA breached the Intercreditor Agreement and we obtained, on November 9, 2010, a judgment against IFA in the amount of approximately $4.0 million, plus, among other things, additional monthly fees and default interest. During March 2011, IFA filed a Chapter 11 bankruptcy petition. During May 2012, we entered into a Purchase and Sale Agreement (“Sale Agreement”) with TPKT, LLC (“TPKT”), owned by certain principals of IFA, whereby we agreed to assign our interest in the claim and judgment in exchange for $1,050,000 and the first $1,250,000 plus certain other amounts received on our portion of the Note. During May 2012, the outstanding fee due to our Manager was approximately $1.6 million. In order to resolve our Manager’s claim, our Manager received $500,000 in connection with the purchase by TPKT and waived any right to receive any amounts paid on our portion of the Note.

During May 2012, our manager received total consultation fee of approximately $17,000, related to the sale of an REO property owned by us, VRM I and Fund III.

Transactions with Other Related Parties

As of September 30, 2012 and December 31, 2011, we owned 538,178 common shares of VRM I, representing approximately 8.5% of their total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, VRM I owned 537,078 of our common shares, representing approximately 4.3% of our total outstanding common stock for both periods.

As of September 30, 2012 and December 31, 2011, we had receivables from VRM I of approximately $0.1 million, primarily related to legal fees.

As of December 31, 2011, Fund III owned 114,117 of our common shares, representing approximately 0.9% of our total outstanding common stock. On June 11, 2012, our Chairman and Chief Executive Officer, Michael Shustek purchased these shares from Fund III.

As of September 30, 2012, we had receivables from Fund III of approximately $73,000. As of December 31, 2011, we had a payable to Fund III of approximately $13,000.

NOTE H — RELATED PARTY TRANSACTIONS

From time to time, we may acquire or sell investments in real estate loans from/to our manager or other related parties.  Pursuant to the terms of our Management Agreement, such acquisitions and sales are made without any mark up or mark down.  No gain or loss is recorded on these transactions, as it is not our intent to make a profit on the purchase or sale of such investments.  The purpose is generally to diversify our portfolio by syndicating loans, thereby providing us with additional capital to make additional loans.

Transactions with the Manager

Our manager is entitled to receive from us an annual management fee of up to 0.25% of our aggregate capital contributions received by us and Fund II from the sale of shares or membership units, paid monthly.  The amount of management fees paid to our manager for the years ended December 31, 2011 and 2010, were $1.1 million, during each period.

As of December 31, 2011 and 2010, our manager owned 92,699 of our common shares, representing approximately 0.73% and 0.71%, respectively, of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared $0 in dividends payable to our manager based on the number of shares our manager held on the dividend record dates.

On February 12, 2010, we sold commercial land held for sale in Nevada for approximately $4.0 million, to an unrelated third party.  As part of this transaction, we paid our manager and Vestin Originations a total of $160,000 in administrative fees.

On April 1, 2010, we funded a borrower’s extension fee of approximately $0.5 million, which was paid to our manager.  The amount was added to the loan balance, which was paid in full during June 2010.

During July 2010, we, VRM I and Vestin Mortgage acquired through foreclosure the RightStar property, which includes 4 cemeteries and 8 mortuaries in Hawaii, with a net book value of approximately $14.1 million, of which our portion was approximately $8.5 million.  Subsequent to our foreclosure of this property, we and VRM I, acquired our manager’s interest in this property for $500,000, of which our portion was $375,000.  Our manager recorded no gain or loss as a result of this transaction.

During the years ended December 31, 2010, our manager received administrative fees of approximately $0.5 million, related to the sale of VRM I, Fund III and our REO properties.  Our pro-rata share of these fees totaled approximately $0.3 million. There were no similar transactions in 2011. There were also no similar fees paid to Vestin Originations during the years ended December 31, 2011and 2010.  See Note F – Real Estate Held for Sale.

As of December 31, 2011, we had receivables from our manager of approximately $19,000.  As of December 31, 2010, we had receivables from our manager of approximately $5,000.

Transactions with Other Related Parties

As of December 31, 2011 and, 2010, we owned 538,178 and 533,675, respectively, common shares of VRM I, representing approximately 8.5% and 8.4%, respectively, of their total outstanding common stock.  For the years ended December 31, 2011 and 2010, we recognized no dividend income from VRM I based on the number of shares we held on the dividend record dates.

As of December 31, 2011 and 2010, VRM I owned 537,078 and 225,134, respectively, of our common shares, representing approximately 4.2% and 1.7%, respectively, of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared no dividends payable to VRM I based on the number of shares VRM I held on the dividend record dates.

During the year ended December 31, 2010, we sold approximately $2.0 million in real estate loans to VRM I.  We had no similar transactions in 2011.  No gain or loss resulted from the 2010 transactions.

As of December 31, 2011, we had receivables from VRM I of approximately $0.1 million, primarily related to legal fees.  As of December 31, 2010, we had receivables from VRM I of approximately $0.7 million, primarily related to legal fees.

As of December 31, 2011 and 2010, Fund III owned 114,117 of our common shares, representing approximately 0.9% of our total outstanding common stock.  For the years ended December 31, 2011 and 2010, we declared $0, in dividends payable to Fund III based on the number of shares Fund III held on the dividend record dates.

During the year ended December 31, 2010, we purchased approximately $0.2 million in real estate loans from Fund III.  We had no similar transactions in 2011.  No gain or loss resulted from the 2010 transactions.

As of December 31, 2011, we had a payable to Fund III of $13,000.  As of December 31, 2010, we had a payable to Fund III of $37,000.

During December 2011, we, and VRM I completed the sale of our membership interests in HFS to NorthStar.  We, paid Advant Mortgage a commission fee of $489,000, shared pro-rata among us and VRM I.

During the year ended December 31, 2011, we sold $500,000 of performing loans to a trust in which a director is one of the trustees.  No gain or loss resulted from these transactions.  No such transaction occurred during the year December 31, 2010.